Income Taxes (Reconciliation of Income Taxes Computed at United States Federal Statutory Tax Rate to Income Tax (Expense) Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Income tax benefit (expense) at United States statutory rate					$ 41	$ 20	$ (64)
Goodwill impairment					(34)	(91)
U.S. income inclusions from foreign subsidiaries					(27)	(33)	(43)
Non-consolidated foreign affiliates					11	10	8
Tax holidays, incentives and minimum tax					9	13	9
Foreign rate variance					13	9	8
State income taxes					(1)	(1)	(1)
Uncertain tax positions and assessments					335	25	1
Valuation allowances					(326)	30	76
Other					8	1	(6)
Income tax benefit (expense)	$ (5)	$ (7)	$ (15)	$ (14)	$ 29	$ (17)	$ (12)